Share and Other Capital (Tables)	9 Months Ended
Sep. 30, 2020
Share And Other Capital
Disclosure of Change in Stock Options Issued

The following tables summarize the activity under the LTIP and the Stock Option Plan:

	Nine months ended September 30, 2020
	US$ Stock options	Weighted average exercise price	DSUs	CAN$ Stock options	Weighted average exercise price
September 30, 2020	(Number)	(US$)	(Number)	(Number)	(CAN$)
Balance – Beginning of period	741,116	3.61	212,000	441	912.00
Granted	—	—	120,000	—	—
Exercised	—	—	(159,000)	—	—
Canceled/Forfeited	(330,350)	2.14	—	—	—
Expired	(84,366)	15.51	—	(431)	912.00
Balance – End of period	326,400	2.03	173,000	10	912.00

	Year ended December 31, 2019
	US$ Stock options	Weighted average exercise price	DSUs	CAN$ Stock options	Weighted average exercise price
December 31, 2019	(Number)	(US$)	(Number)	(Number)	(CAN$)
Balance – Beginning of period	727,816	4.07	161,000	869	743.56
Granted	185,000	1.07	150,000	—	—
Exercised	(64,850)	2.75	(99,000)	—	—
Canceled/Forfeited	(6,000)	13,39	—	—	—
Expired	(100,850)	2.24	—	(428)	570.00
Balance – End of period	741,116	3.61	212,000	441	912.00

Schedule of Warrants Activity Reclassified into Equity

The following table summarizes the activity regarding warrants that were reclassified into equity:

	Nine months ended September 30, 2020			Year ended December 31, 2019
		Weighted average exercise price
	Number	(US$)	$	$
Balance – Beginning of the period	—	—	—	Nil
Warrant liability reclassified to equity (note 11(b))	16,368,033	0.8556	7,377	Nil
Warrants issued as equity (July 2020)	28,533,333	0.4574	5,691	Nil
Balance – End of the period	44,901,366	0.6025	13,068	Nil

Schedule of Fair Value of Warrants Assumptions

The table presented below shows the inputs and assumptions applied to the Black-Scholes option pricing model in order to determine the fair value of such warrants:

	Number of equivalent shares	Market value per share price	Weighted average exercise price	Risk- free annual interest rate	Expected volatility	Expected life (years)	Expected dividend yield
		($)	($)	(i)	(ii)	(iii)	(iv)
July 2020 Investor Warrants	26,666,666	0.52	0.45	0.2879%	123.1048%	5	0.00%
July 2020 Placement Agent Warrants	1,866,667	0.52	0.5625	0.2879%	123.1048%	5	0.00%

(i)	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.
(ii)	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the warrants, as well as on future expectations.
(iii)	Based upon time to expiry from the reporting period date.
(iv)	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.